Interests in associates and joint ventures - Contractual commitments on interests in associates and joint ventures (Details) - EUR (€) € in Millions	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Off-balance sheet commitments		€ 1,980	€ 4,423
Orange Concessions
Disclosure of subsidiaries [line items]
Percentage of ownership interests sold	50.00%